Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Wi-Fi equipment	– 3 years
Office and other equipment	– 3 to 5 years
Vehicles	– 5 years

Schedule of weighted average economic lives of intangible assets
Copyright	– 10 years
Trademarks	– 10 years
Patents	– 10 years
Customer Relationship	– 10 years
Technology	– 7 years
Software	– 5 years

Schedule of revenue recognized that were included in contract liabilities
Revenue recognised in 2021	$(787,181)
Increase in contract liabilities	1,698,739
Exchange difference	5,967
December 31, 2021	1,575,067

Revenue recognised in 2022	(389,238)
Increase in contract liabilities	1,036,139
Exchange difference	(155,334)
December 31, 2022	$2,066,634

Schedule of disaggregation of revenue
	Fiscal Year Ended December 31,
	2022	2021	2020
	(dollars in thousands)
Revenues
Advertising	$81,008	$131,423	$17,895
Software and services	508	4,545	369
Smart transportation	12,077	9,100	-

Total revenues	$93,593	$145,068	$18,264

Advertising	86.6%	90.6%	98.0%
Software and services	0.5%	3.1%	2.0%
Smart transportation	12.9%	6.3	-

Total	100.0%	100.0%	100.0%

Schedule of reconciliation of basic and diluted net loss per share
	Year Ended December 31,
	2022	2021	2020
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary shares	$(52,539,682)	$(68,801,252)	$(39,865,640)
Weighted average ordinary stock outstanding - basic and diluted	14,122,993	11,163,577	7,399,468
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$(3.72)	$(6.30)	$(5.40)
EPS for 2022 and 2021 reflects the 30:1 share combination of March 22, 2023. Please see Note 16.

Schedule of net sales to customers
	Year Ended December 31,
Customer	2022	2021	2020
A	25%	-	-
B	16%	-	-
C	12%	-	-
D	-	-	21%
E	-	-	10%
F	-	-	10%
G	-	18%	-
H	-	13%	-

	December 31,
Customer	2022	2021
I	-	18%
J	-	18%
K	-	19%
L	21%	-
M	33%	-